CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenue from VIP Gaming Operations	$ 49,693,760	$ 63,544,865	$ 129,632,382	$ 125,663,364
Total Revenues	49,693,760	63,544,865	129,632,382	125,663,364
Expenses
- Commission to Junket Agents	49,433,571	47,651,409	104,498,770	90,392,261
- Selling, General and Administrative Expenses	7,321,562	6,325,662	13,860,663	9,981,531
- Special Rolling Tax	467,118	446,199	943,965	855,794
- Amortization of Intangible Assets	4,092,313	2,548,542	8,181,251	4,977,454
Total Expenses	61,314,564	56,971,812	127,484,649	106,207,040
Operating income (loss) attributable to ordinary shareholders before change in fair value of contingent consideration	(11,620,804)	6,573,053	2,147,733	19,456,324
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li Gaming and Oriental VIP Room	(45,094,840)	(9,551,634)	(55,683,689)	(15,481,200)
Net Income (Loss) Attributable to Ordinary Shareholders	(56,715,644)	(2,978,581)	(53,535,956)	3,975,124
Other Comprehensive Income
Foreign Currency - Translation Adjustment	176,984	208,433	81,705	(163,706)
Total Comprehensive Income (Loss)	$ (56,538,660)	$ (2,770,148)	$ (53,454,251)	$ 3,811,418
Net Income (Loss) Per Share
Basic (in dollars per share)	$ (0.94)	$ (0.06)	$ (0.89)	$ 0.09
Diluted (in dollars per share)	$ (0.94)	$ (0.06)	$ (0.89)	$ 0.09
Weighted Average Shares Outstanding
Basic (in dollars per share)	60,258,015	45,936,661	60,329,793	44,945,080
Diluted (in dollars per share)	60,258,015	45,936,661	60,329,793	45,186,102